Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Liabilities And Other Liabilities [Abstract]
Accrued Liabilities

NOTE 16 – ACCRUED LIABILITIES

A summary of other accrued liabilities at December 31 follows (in thousands):

	2013	2012
Accrued litigation	$40,629	$9,309
Patient accounts	38,386	43,124
Taxes other than income	37,408	46,114
Accrued interest	11,957	14,096
Other	18,115	24,561
	$146,495	$137,204